Summary of Significant Accounting Policies - Changes in Component of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Qualifying Cash Flow Hedging Instruments, Beginning Balance	$ (58)	$ (554)	$ 745
Other comprehensive income (loss)	58	496	(2,461)
Purchase of 49% of Teekay Offshore Operating L.P. (or OPCO) (note 10c)			1,162
Qualifying Cash Flow Hedging Instruments, Ending Balance		$ (58)	$ (554)